Property and Equipment (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Gross Carrying Amount	$ 34,187,396	$ 25,482,417
Accumulated Depreciation	2,641,570	790,306
Net Book Value	31,545,826	24,692,111
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Gross Carrying Amount	27,998	14,998
Accumulated Depreciation	5,434	4,000
Net Book Value	22,564	10,998
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Gross Carrying Amount	36,432	48,248
Accumulated Depreciation	24,288	26,306
Net Book Value	12,144	21,942
Finance Lease Right Of Use Asset [Member]
Property, Plant and Equipment [Line Items]
Gross Carrying Amount	5,810,339	0
Accumulated Depreciation	1,471,848	0
Net Book Value	4,338,551	0
Precious Metal Extraction Machine- 1 Ton [Member]
Property, Plant and Equipment [Line Items]
Gross Carrying Amount	2,280,000	2,280,000
Accumulated Depreciation	342,000	228,000
Net Book Value	1,938,000	2,052,000
Precious Metal Extraction Machine- 10 Ton [Member]
Property, Plant and Equipment [Line Items]
Gross Carrying Amount	5,320,000	5,320,000
Accumulated Depreciation	798,000	532,000
Net Book Value	4,522,000	4,788,000
Bioreactors [Member]
Property, Plant and Equipment [Line Items]
Gross Carrying Amount	1,440,000	1,440,000
Accumulated Depreciation	0	0
Net Book Value	1,440,000	1,440,000
Nanosponge/Cavitation Device [Member]
Property, Plant and Equipment [Line Items]
Gross Carrying Amount	44,603	22,103
Accumulated Depreciation	0	0
Net Book Value	44,603	22,103
Remediation Processing Unit 1 [Member]
Property, Plant and Equipment [Line Items]
Gross Carrying Amount	6,116,013	6,249,082
Accumulated Depreciation	0	0
Net Book Value	6,116,013	6,249,082
Remediation Processing Unit 2 [Member]
Property, Plant and Equipment [Line Items]
Gross Carrying Amount	5,714,894	5,201,098
Accumulated Depreciation	0	0
Net Book Value	5,714,894	5,201,098
Remediation Processing Unit System A [Member]
Property, Plant and Equipment [Line Items]
Gross Carrying Amount	3,739,637	2,561,467
Accumulated Depreciation	0	0
Net Book Value	3,739,637	2,561,467
Remediation Processing Unit System B [Member]
Property, Plant and Equipment [Line Items]
Gross Carrying Amount	3,657,420	2,345,421
Accumulated Depreciation	0	0
Net Book Value	$ 3,657,420	$ 2,345,421